Shareholders’ equity	6 Months Ended
Jun. 30, 2026
Equity [Abstract]
Shareholders’ equity

Note 14 – Shareholders’ equity

Ordinary shares

The Company is authorized to issue unlimited ordinary shares of no par value. Holders of the Company’s ordinary shares are entitled to one vote for each ordinary share.

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

-Reverse stock split

On March 23, 2026, the Company effected a 1:20 reverse stock split of its shares of common stock. All share and per share amounts presented herein and in the consolidated financial statements have been retroactively adjusted to reflect the cumulative effect of the March 23, 2026 1:20 reverse stock split.

-Private placements

For the six months ended June 30, 2026, the Company issued and sold to seven accredited investors an aggregate of 625,000 ordinary shares (the “Placement Shares”) at $6.00 per share for an aggregate to purchase price of $3,750,000 in a private placement. The ordinary shares were issued and sold pursuant to the Company’s prospectus dated November 4, 2024 and a prospectus supplement dated March 2, 2026 (the “Prospectus Supplement”).

Conversion of debts

-Conversion of debts for the year ended December 31, 2024

On March 15, 2024, the Company entered into settlement agreements (“Executive Settlement Agreement”) with the former Chief Executive Officer Kelvin Chen, former Chief Financial Officer Steven Sobak, and Chief Executive Officer and Executive Director Alfred Lim to resolve outstanding compensation. Under these agreements, Mr. Chen was issued 8,333 restricted ordinary shares in satisfaction of $212,484, Mr. Sobak received 3,753 restricted ordinary shares for $95,700, and Mr. Lim was granted 2,683 restricted ordinary shares for $68,403. All share issuances were based on the per-share closing price of $25.50 as of March 14, 2024, and fully satisfied the salaries and compensation owed to each executive as of December 31, 2023.

Pursuant to a certain Settlement Agreement between the Company and 8iEPL, the Company’s related party dated March 15, 2024 (the “8iEPL Settlement Agreement”), the Company has agreed to pay 8iEPL for a total sum of $180,000 for such advisory services (the “Services Payment”). Between May 15, 2023 and February 28, 2024, the Company has borrowed from 8iEPL an aggregate amount of $712,254, or a total of $731,373 with unpaid and accrued interests at 8% per annum (the “8iEPL Loan”). Pursuant to the 8iEPL Settlement Agreement, the Company has agreed to pay 8iEPL in full satisfaction of both the Services Payment and the 8iEPL Loan in the form a convertible note in the aggregate amount of $911,373 (the “8iEPL Convertible Note”). In April 2024, 8iEPL assigned the 8iEPL Convertible Note to a third party for an amount of $889,000, and converted into 35,000 shares of the Company’s ordinary shares in May 2024.

The following tables summarize the issuance of shares upon conversion of notes and settlement of debts discussed above:

	Executive Settlement Agreement	8iEPL Settlement Agreement	Total
Restricted Ordinary shares issued for settlements	14,769	35,000	49,769
Share price as of settlement date	$25.50	38.20
Fair value of settlement shares	$376,587	1,337,000	$1,713,587
Debt settled on May 16, 2023	$(376,587)	(889,000)	$(1,265,587)
Loss on Debt Settlements	$-	448,000	$448,000

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Conversion of convertible note

In January 2025, the Company issued 167 ordinary shares to Madam Chong Ah Kaw upon conversion of a convertible note.

During the year ended December 31, 2025, $1,000,000 of the Convertible Promissory Note was fully converted into 32,555 ordinary shares. As the conversion occurred within the same reporting period as issuance, no material gain or loss was recognized upon conversion (Note 10).

Warrants

In connection with the reverse recapitalization, the Company has assumed 8,917,250 Warrants outstanding, which consisted of 8,625,000 Public Warrants and 292,250 Private Warrants. Both of the Public Warrants and private warrant met the criteria for equity classification.

Warrants became exercisable on the later of (a) the completion of the reverse recapitalization or (b) 12 months from the closing of the initial public offering (“IPO”). The warrants will expire five years after the completion of a reverse recapitalization or earlier upon redemption or liquidation.

As of June 30, 2026 the Company had 8,625,000 Public Warrants outstanding and 292,250 Private Warrants outstanding. Each whole Public Warrant and Private Warrant entitles the registered holder to purchase 0.025 share of the Company’s ordinary share at a price of $230.00 per share, subject to the following conditions discussed below.

The Company may redeem the Public Warrants and Private Warrants in whole and not in part, at a price of $0.01 per warrant:

● at any time while the warrants are exercisable and prior to their expiration,

● upon not less than 30 days’ prior written notice of redemption to each warrant holder,

● if, and only if, the reported last sale price of the ordinary shares equals or exceeds $330.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading days period ending on the third trading business day prior to the notice of redemption to warrant holders, and,

● if, there is a current registration statement in effect with respect to the Ordinary Shares underlying the Warrants for each day in the 30-day trading period and continuing each day thereafter until the Redemption Date or the cashless exercise of the Warrants is exempt from the registration requirements under the Securities Act of 1933, as amended (the “Act”)

If the Company calls the warrants for redemption as described above, management will have the option to require all holders that wish to exercise the warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted for splits, dividends, recapitalizations and other similar events. Additionally, in no event will the Company be required to net cash settle the warrants.

The only difference between Public Warrants and Private Warrants is that the Private Warrants will not be transferable, assignable or salable until after the completion of reverse recapitalization.

The summary of warrants activity is as follows:

	Warrants Outstanding	Ordinary Shares Issuable	Weighted Average Exercise Price	Average Remaining Contractual Life
December 31, 2024	8,917,250	222,931	$230.00	2.88
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
December 31, 2025	8,917,250	222,931	$230.00	1.88
Granted	-	-	-	-
Forfeited	-	-	-	-
Exercised	-	-	-	-
June 30, 2026 (unaudited)	8,917,250	222,931	$230.00	1.38

EUDA HEALTH HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, unless stated otherwise)

Issuance of ordinary shares in exchange for crypto assets

On April 24, 2026, the Company entered into a Simple Agreement for Future Tokens (“SAFT”) with QB Limited, an unaffiliated third party in Hong Kong for the pre-sale of QB Utility Tokens (the “Token”). Under the SAFT, the Company has committed to purchase an aggregate of 16 million Tokens in two tranches: (i) 1 million Tokens for $250,000; and (ii) within three (3) months thereafter, 15 million Tokens for 500,000 ordinary shares for which EUDA has agreed to file a resale registration statement within 90 days thereafter. QB Limited is obligated to issue the first tranche of Tokens upon the Company providing a designated network address for the allocation of such Tokens. The 16 million QB Utility Tokens were delivered to EUDA on 19 May 2026, and the 500,000 EUDA shares were issued to QB Limited’s nominees on the same day.

Forfeiture and Cancellation of Shares

On March 21, 2026, the Company forfeited and cancelled 40,000 ordinary shares (previously held by Alto Opportunity Master Fund, SPC – Segregated Master Portfolio B). The shares were subject to a notice of call issued by the Company on March 5, 2026. As the required payment was not made by the specified deadline, the shares were forfeited and cancelled in accordance with the Company’s Amended and Restated Articles of Association and applicable provisions of the BVI Business Companies Act.